Auditor’s remuneration - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Additional fees for prior year services	$ 0.5	$ 1.3	$ 0.2
Auditor's remuneration	74.0	66.0	61.0
Total audit expenses, excluding interim services	59.0	57.0	53.0
Interim audit-related assurance services	5.0	4.0	4.0
Taxation compliance services	0.0	0.0	0.0
Auditor's remuneration for corporate finance, services related to defined benefit plants, and non-audit and other assurance	$ 10.0	$ 5.0	$ 4.0